SHARE CAPITAL	9 Months Ended
Sep. 30, 2024
SHARE CAPITAL

NOTE 13 – SHARE CAPITAL

Authorized

Unlimited number of subordinate voting shares without par value.

75,000 Enhanced voting preference shares (4,412 post reverse split) without par value. Each Enhanced voting preference share carries the right to 50 votes.

Issued

As at September 30, 2024, 655,369 subordinate voting shares and 4,412 enhanced voting preference shares were issued and outstanding.

During the nine months ended September 30, 2024

On January 4, 2024, the Company issued 17,915 subordinate voting shares (6 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s with a fair value of $2.99, for a compensation amount of $53,568.

On January 10, 2024, the Company granted 410,000 RSUs (127 RSUs post reverse split) to five directors of the Company, the RSUs will vest over 4 months and a day.

On January 16, 2024, the Company granted 60,000 RSUs (19 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On February 5, 2024, the Company granted 39,753 RSUs (12 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On March 5, 2024, the Company granted 60,083 RSUs (19 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On March 14, 2024 the Company announced the closing of an underwritten public offering with gross proceeds to the Company of approximately US$7.0 million, before deducting underwriting discounts and other estimated expenses paid by the Company. The offering was for sale of 116,666,667 units (36,120 units post reverse split), each consisting of one subordinate voting share or pre-funded warrant, one series A warrants and two series B warrants. The offering price was US$0.06 per unit.

On April 5, 2024, the Company issued 95 subordinate voting shares (6 subordinate voting shares post reverse split) to two directors following the vesting of RSU’s with a fair value of $2.99 for a compensation amount of $53,568.

On April 5, 2024, the Company granted 1,180,000 RSUs (69,412 RSUs post reverse split) to directors and consultants of the Company, the RSUs vested immediately, and 1,180,000 subordinate voting shares (69,412 subordinate voting shares post reverse split) were issued on April 8, 2024 with a fair value of $1.39 for a compensation amount of $1,645,287.

On April 9, 2024, the Company granted 100,000 RSUs (5,882 RSUs post reverse split) to a consultant of the Company, the RSUs vested immediately, and 100,000 subordinate voting shares (5,882 subordinate voting shares post reverse split) were issued with a fair value of $1.44 for a compensation amount of $143,927.

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 13 – SHARE CAPITAL (continued)

On May 27, 2024, pursuant to a Settlement Agreement Dated May 27, 2024 (the “Settlement Agreement”), the Company issued 450,000 subordinate voting shares (26,471 subordinate voting shares post reverse split) (valued at US$400,500) in settlement of a dispute with the co-owner of a farm following the Company’s decision to suspend the construction of a cannabis farm on that property. Under the Settlement Agreement, the shares are to be held in escrow by the Company until the earlier of (a) the third anniversary of the Settlement Agreement, or (b) the date on which the Company’s board of directors resolves not to construct the cannabis farm. The number of shares to be released is subject to adjustment in the event that the market price of the Company’s subordinate voting shares is lower than US$15.13 per share on the date of release.

On June 14, 2024, the Company issued 1,238,525 subordinate voting shares (72,854 subordinate voting shares post reverse split) to three directors following the vesting of RSU’s with a fair value of $0.97, for a compensation amount of $1,205,315.

On June 19, 2024, the Company issued 23,543 subordinate voting shares (1,385 subordinate voting shares post reverse split) to directors and consultants of the Company following the vesting of RSU’s with a fair value of $0.96, for a compensation amount of $22,657.

On July 16, 2024, the Company issued 28,000 subordinate voting shares (1,647 subordinate voting shares post reverse split) to a consultant following the vesting of RSU’s.

On September 20, 2024, the Company issued 75,000 enhanced voting preference shares (4,412 enhanced voting preference shares post reverse split) to its Chief Executive Officer. This new class of shares (enhanced voting preference shares) was created and the shares issued as approved by the Company’s shareholders on August 1, 2024.

As of September 30, 2024, the Company issued 614,109 subordinate voting shares (36,124 subordinate voting shares post reverse split ) following the closing of the underwritten public offering on March 14, 2024 as well as 7,020,384 subordinate voting shares (412,964 subordinate voting shares post reverse split ) following the cashless exercise of A warrants , 172,766 subordinate voting shares (10,163 subordinate voting shares post reverse split ) following the exercise of B warrants at an exercise price of US$1.3643 per subordinate voting share and 5,299 subordinate voting shares following the exercise of B warrants at an exercise price of US$8.1782 per subordinate voting share.

During the nine months ended September 30, 2023

On January 3, 2023, the Company issued 6,727 subordinate voting shares (2 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s.

On April 4, 2023, the Company issued 6,727 subordinate voting shares (2 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s.

On April 27, 2023, the Company granted 43,847 RSU’s (14 RSU’s post reverse splits) to two directors, the RSUs will vest over one year.

On July 4, 2023, the Company issued 10,961 subordinate voting shares (3 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s.

On July 19, 2023 the Company issued 1,733,334 subordinate voting shares (537 subordinate voting shares post reverse splits) at a price of US$1.50 per share following the closing of an underwritten public offering with gross proceeds to the Company of approximately US$2.6 million, before deducting underwriting discounts and other estimated expenses paid by the Company.

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 13 – SHARE CAPITAL (continued)

On August 8, 2023, the Company granted 27,819 RSU’s (9 RSU’s post reverse splits) to two directors, the RSUs will vest over one year.

Stock options

The Company has a stock option plan to grant incentive stock options to directors, officers, employees and consultants. Under the plan, the aggregate number of subordinate voting shares that may be subject to option at any one time may not exceed 10% of the issued subordinate voting shares of the Company as of that date, including options granted prior to the adoption of the plan. The exercise price of these options is not less than the Company’s closing market price on the day prior to the grant of the options less the applicable discount permitted by the CSE. Options granted may not exceed a term of five years.

A summary of the stock options outstanding for the nine months ended September 30, 2024 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2023	190	4,554.3
Granted during the period	31	6,847.6
Exercised during the period	-	-

Outstanding at December 31, 2023	221	$4,877.3
Granted during the period	201	1,711.9
Cancelled during the period	(376)	3,451

Outstanding at September 30, 2024	46	2,648.6
Exercisable at September 30, 2024	46	$2,648.6

Additional information regarding stock options outstanding as of September 30, 2024, is as follows:

Outstanding		Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

46	1.50	$2,648.6	46	$2,648.6

46	1.50	$2,648.6	46	$2,648.6

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 13 – SHARE CAPITAL (continued)

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2024	2023
Weighted average fair value of options granted	$0.57	$1.61
Risk-free interest rate	3.4%	3.76%
Estimated life (in years)	5	5
Expected volatility	108.75%	100.64%
Expected dividend yield	0%	0%

On January 10, 2024, the Company cancelled 565,000 stock options (175 stock options post reverse splits) that were previously granted to 4 directors of the Company.

On January 16, 2024, the Company granted 650,000 stock options (201 stock options post reverse splits) to a consultant of the Company, the stock options vest as follows: 150,000 on the date of the grant (46 post reverse splits) and 100,000 every month thereafter (31 post reverse splits) every month thereafter. On June 30, 2024 the Company cancelled the 650,000 stock options (201 stock options post reverse splits) that were previously granted to that consultant.